Offsets	Aug. 06, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Relay Therapeutics Inc
Form or Filing Type	S-3
File Number	333-258768
Initial Filing Date	Aug. 12, 2021
Fee Offset Claimed	$ 27,335.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,553,032.18
Offset Note	The Registrant previously registered $300,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Automatic Shelf Registration Statement on Form
S-3ASR
(File
No. 333-258768)
with the Securities and Exchange Commission on August 12, 2021 (the “Prior Registration Statement”). The Registrant paid an aggregate registration fee of $32,730 in connection with the Prior Registration Statement. The Registrant sold an aggregate of $49,446,967.82 of such securities under the Prior Registration Statement, leaving the balance of $250,553,032.18 (the “Unsold Securities”), representing $27,335.33 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $27,335.33 of the registration fee previously paid in connection with the Prior Registration Statement (as defined below) in connection with the Unsold Securities (as defined below) to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Relay Therapeutics Inc
Form or Filing Type	S-3
File Number	333-258768
Filing Date	Aug. 12, 2021
Fee Paid with Fee Offset Source	$ 32,730